Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Total deposits	$ 1,231,687	$ 1,208,814
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	445,000	465,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	34,000	35,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	49,000	50,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 32,000	$ 30,000